NON-CONTROLLING INTERESTS - Summarized statements of cash flows (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)
NON-CONTROLLING INTERESTS
Operating	Rp 61,600	$ 3,827	Rp 60,581	Rp 73,354
Investing	(29,456)	(1,830)	(36,911)	(39,122)
Financing	(27,505)	(1,709)	(26,565)	(40,965)
Net increase (decrease) in cash and cash equivalents	4,639	$ 288	(2,895)	(6,733)
Telkomsel
NON-CONTROLLING INTERESTS
Operating	38,939		41,693	42,970
Investing	(14,932)		(14,302)	(8,652)
Financing	(25,631)		(28,601)	(30,783)
Net increase (decrease) in cash and cash equivalents	(1,624)		(1,210)	3,535
Mitratel
NON-CONTROLLING INTERESTS
Operating	6,632		5,162	6,020
Investing	(3,490)		(6,504)	(10,893)
Financing	(3,436)		(4,118)	(7,921)
Net increase (decrease) in cash and cash equivalents	Rp (294)		Rp (5,460)	Rp (12,794)